Suspended Exploratory Well Costs - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Oil and Gas In Process Activities [Line Items]
Capitalized Exploratory Well Costs	$ 36,968	$ 11,756	$ 1,637	$ 5,107
Appalachian Basin
Oil and Gas In Process Activities [Line Items]
Capitalized Exploratory Well Costs	$ 300
Capitalized Exploratory Number of Wells	2